Preferred Stock (Number Of Shares Authorized And Outstanding, And Aggregated Amount By Liquidation Preference) (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014
Class of Stock [Line Items]
Number of shares-outstanding
Aggregate amount by liquidation preference		¥ 390,001
Preferred Stock, Class 5 [Member]
Class of Stock [Line Items]
Number of shares-authorized	400,000,000	400,000,000
Number of shares-outstanding		156,000,000
Aggregate amount by liquidation preference		390,000
Preferred Stock, Class 6 [Member]
Class of Stock [Line Items]
Number of shares-authorized	200,000,000	200,000,000
Number of shares-outstanding
Aggregate amount by liquidation preference
Preferred Stock, Class 7 [Member]
Class of Stock [Line Items]
Number of shares-authorized	200,000,000	200,000,000
Number of shares-outstanding
Aggregate amount by liquidation preference
Preferred Stock, Class 11 [Member]
Class of Stock [Line Items]
Number of shares-authorized	1,000	1,000
Number of shares-outstanding		1,000
Aggregate amount by liquidation preference		¥ 1